Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other payables [Abstract]
Schedule of Trade and Other Payables
	December 31,	December 31,
	2023	2022
	$	$
Trade payables	2,529,751	645,677
Tax payable	852,479	595,412
Accrued expenses	4,953,234	15,360,522
	8,335,464	16,601,611